PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets	€ 127
Expense relating to low value and short-term leases	10
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	587	€ 461
Machinery, equipment and containers | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	223	232
Vehicle fleet | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	64	18
Furniture and office equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	€ 36	€ 24